Leases - Summary of Components of Lease Expense, Lease Term, And Discount Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Operating lease expense	$ (21.8)	$ (19.4)	$ (10.8)
Weighted-average remaining lease term (in years)	6 years	7 years	3 years
Weighted-average discount rate	8.55%	6.31%	6.09%